UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Net income / (loss)	€ 54	€ 147
Adjustments
Depreciation and amortization	144	136
Pension and other post-employment benefits service costs	11	11
Finance costs - net	70	62
Income tax expense	17	35
Unrealized losses on derivatives - net and from remeasurement of monetary assets and liabilities - net	28	85
Losses on disposal	6	1
Other - net	10	8
Change in working capital
Inventories	150	(256)
Trade receivables	(224)	(287)
Trade payables	(14)	325
Other	6	4
Change in provisions	(2)	(4)
Pension and other post-employment benefits paid	(19)	(21)
Interest paid	(63)	(54)
Income tax paid	(7)	(23)
Net cash flows from operating activities	167	169
Purchases of property, plant and equipment	(134)	(84)
Property, plant and equipment grants received	1	1
Net cash flows used in investing activities	(133)	(83)
Repayments of long-term borrowings	(5)	(186)
Net change in revolving credit facilities and short-term borrowings	7	124
Lease repayments	(16)	(20)
Transactions with non-controlling interests	(3)	(2)
Other financing activities	(2)	5
Net cash flows used in financing activities	(19)	(79)
Net increase in cash and cash equivalents	15	7
Cash and cash equivalents - beginning of period	166	147
Transfer of cash and cash equivalents classified from / (to) assets classified as held for sale	(1)	0
Effect of exchange rate changes on cash and cash equivalents	(2)	2
Cash and cash equivalents - end of period	€ 178	€ 156